Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 7:- FINANCIAL INSTRUMENTS

Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2023	2022	2022
		Unaudited		Audited
	Note	USD in thousands

Financial assets:
Cash and cash equivalents		$2,081	$12,945	$3,574
Trade receivables		43	-	60
Government authorities		100	77	45
Other receivables		715	622	86
Investments in financial assets		849	-	730

		$3,778	$13,644	$4,495

Financial liabilities:
Credit from others		$-	$-	$102
Warrants liability		1,714	10,252	2,737
Lease liability		-	45	27

Total financial and lease liabilities		$1,714	$10,297	$2,866

NOTE 14:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):

	December 31,
	2022	2021
Financial assets:
Cash and restricted deposits	$3,634	$6,920
Government authorities	45	52
Other receivables	46	2,504
Investments in financial assets	591	-

Total financial assets at amortized cost	4,316	9,476

Financial liabilities:

Credit from others	102	45
Warrants liability	2,737	359
Lease liability	27	18

Total financial and lease liabilities	$2,866	$422

USD in thousands (except share data)

NOTE 14:-	FINANCIAL INSTRUMENTS (CONT.)

b.	Bridge Loan

On January 15, 2020, the Company entered into a bridge loan agreement (the “Bridge Loan”) with a third party, in which the third party lent to the Company $50 (the “Bridge Loan Amount”). On April 17, 2020, the Bridge Loan Amount was fully repaid by the Company, including interest in the amount of $2. Accordingly, the Bridge Loan was terminated with no further effect.

c.	Line of Credit

On September 8, 2020, the Company entered into a certain credit agreement (the “Credit Facility”), with M.R.M. Merchavit Holdings and Management Ltd. (the “Lender”), whereby the Lender agreed to extend a line of credit to the Company in the aggregate amount of $200, or the Credit Amount. According to the terms of the Credit Facility, $100 of the Credit Amount (the “Loan Amount”), was immediately drawn on the date of the Credit Facility, and the remaining $100 was available be drawn on an as-needed basis. The Loan Amount was due upon the earlier of one year from September 8, 2020 or at such time that the Company raised $1,500. The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company.

d.	Dekel

On March 19, 2020, the Company entered into a securities purchase agreement with Dekel Pharmaceutical Ltd. (“Dekel”) pursuant to which Dekel agreed to invest in the Company through a private placement transaction (the “Private Placement”). At the time of the Private Placement, Dekel was considered as a related party to the Company; however, it is no longer a related party to the Company. In connection with the Private Placement, Dekel received convertible promissory notes (the “Notes”), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 to be paid in several tranches spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 314,285 ordinary shares of the Company (the “Private Placement Warrant”) and 40,000 ordinary shares. The initial tranche of the Private Placement was for a principal amount of $220 at a purchase price of $198. The Notes are unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ordinary shares at an initial conversion price of $0.35 per ordinary share (the “Fixed Conversion Price”), subject to adjustments. After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ordinary shares as reported on Nasdaq or any exchange upon which the ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ordinary share, subject to adjustment. On November 8, 2020, the Notes were terminated and the initial tranche was fully repaid by the Company.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2022	December 31, 2021	March 23, 2020
Dividend yield (%)	0	0	0
Expected volatility (%)	72	148	122.01
Risk-free interest rate (%)	4.00	0.87	0.38
Underlying Share Price ($)	0.756	6.23	0.43
Exercise price ($)	24.50	24.50	24.50
Warrants fair value ($)	0	4.15	0.36

e.	Financial risk factors:

The Company’s activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by management in accordance with the policies approved by the Company’s board of directors (the “Board”). The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds.

1.	Market risks:

Foreign currency risk:

The Company is exposed to exchange rate risk resulting from the exposure to different currencies, mainly from transactions in NIS. Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency.

2.	Credit risks:

All cash and restricted deposits related to the Company are held in two banks in Israel which are considered financially solid.

3.	Liquidity risk:

The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2022, the Company expects to settle all of its financial liabilities in less than one year.

The carrying amounts of cash and restricted deposits, and all other financial assets and liabilities approximate their fair value.

Refer to Note 1c for more information.